Ordinary Shares (Details) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2020 vote shares	Dec. 31, 2019 shares
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued (in shares)		415,014,994	119,074,382
Ordinary shares outstanding (in shares)		415,014,994	119,074,382
Common Class A
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued (in shares)		338,835,056	0
Ordinary shares outstanding (in shares)		338,835,056	0
Number of shares issued in transaction (in shares)	102,500,000
Entity listing, depository receipt ratio	0.25
Number of votes per share | vote		1
Common Class B
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued (in shares)		76,179,938	0
Ordinary shares outstanding (in shares)		76,179,938	0
Conversion of stock, shares issued (in shares)	76,179,938
Number of votes per share | vote		20
ADS Shares
Subsidiary, Sale of Stock [Line Items]
Sale of stock, price per share (in dollars per share) | $ / shares	$ 20.00
IPO
Subsidiary, Sale of Stock [Line Items]
Proceeds from initial public offering | $	$ 484
IPO | ADS Shares
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction (in shares)	20,125,000
Over-Allotment Option | ADS Shares
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction (in shares)	2,625,000
Private Placement | Common Class A
Subsidiary, Sale of Stock [Line Items]
Number of shares issued in transaction (in shares)	22,000,000